Leases - Schedule of Weighted Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining lease term	5 years 6 months 10 days	5 years 6 months 29 days
Weighted-average discount rate	4.55%	5.25%